Deferred Charges	12 Months Ended
Dec. 31, 2011
Deferred Charges [Abstract]
Deferred Charges
8.	Deferred Charges

	Dry Docking Costs– Non Current	Special Survey Costs – Non Current	Financing Costs- Current	Total
December 31, 2008	$706	$2,117	$949	$3,772

Additions	551	546	324	1,421
Write-offs	—	—	(111)	(111)

Amortization	(504)	(1,238)	(345)	(2,087)

December 31, 2009	$753	$1,425	$817	$2,995

Additions	1,610	937	—	2,547
Write-offs	(298)	(333)	—	(631)
Amortization	(834)	(1,054)	(211)	(2,099)

December 31, 2010	$1,231	$975	$606	$2,812

Additions	172	20	—	192
Write-offs	(126)	(280)	(100)	(506)

Vessels held for sale	(124)	(67)	—	(191)

Amortization	(622)	(293)	(176)	(1,091)

December 31, 2011	$531	$355	$330	$1,216

Additions to deferred dry-docking and special survey costs in 2011 related to the dry docking and special survey of the M/V Free Maverick.

Unamortized dry docking and special survey costs of $406 related to the M/V Free Envoy and M/V Free Lady were written off upon the vessels sale in 2011 as well as $100 related to unamortized deferred financing fees of the Credit Suisse loan facility (Note 10) due to the prepayment made in 2011.

Unamortized dry docking and special survey costs of $191 related to the M/V Free Neptune were included in “Vessels held for sale” following the vessel’s classification as held for sale in February 2011.